Financial assets at FVTOCI - Changes in allowance for credit losses of financial assets at FVTOCI (Details) - Financial assets at fair value through other comprehensive income, category - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	₩ (11,805)	₩ (12,146)	₩ (9,631)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of loss allowance	(16,542)	827	(4,909)
Disposal	1,519	714	2,378
Others	(551)	(1,200)	16
Ending balance	(27,379)	(11,805)	(12,146)
Stage 1
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	(11,805)	(12,146)	(9,631)
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of loss allowance	(16,542)	827	(4,909)
Disposal	1,519	714	2,378
Others	(551)	(1,200)	16
Ending balance	(27,379)	(11,805)	(12,146)
Stage 2
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0	0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of loss allowance	0	0	0
Disposal	0	0	0
Others	0	0	0
Ending balance	0	0	0
Stage 3
Disclosure of reconciliation of changes in loss allowance for financial assets at fair value through other comprehensive income [Line Items]
Beginning balance	0	0	0
Increase (decrease) in impairment loss financial assets at financial assets at fair value through other comprehensive income [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of loss allowance	0	0	0
Disposal	0	0	0
Others	0	0	0
Ending balance	₩ 0	₩ 0	₩ 0